Stock Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to stock awards	$ 0.6	$ 0.3
Unrecognized compensation cost related to nonvested	$ 1.6
Unrecognized compensation cost related to nonvested, weighted-average vesting period (in years)	1 year
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Period of predetermined peer group's total stockholder return	3 years